PRIVATE PLACEMENT (Details) - USD ($)		6 Months Ended		10 Months Ended	12 Months Ended
	Sep. 05, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
PRIVATE PLACEMENT
Proceeds from issuance of SIF Warrants (note 11)		$ 3,624,000	$ 4,570,000		$ 4,570,000	$ 1,548,000
Spring Valley Acquisition III | Private Placement Warrants
PRIVATE PLACEMENT
Number of warrants issued	7,046,111			7,046,111
Price per warrant issued	$ 0.9
Proceeds from issuance of SIF Warrants (note 11)	$ 6,341,500
Spring Valley Acquisition III | Private Placement Warrants | Class A ordinary shares
PRIVATE PLACEMENT
Number of shares called by each warrant		1		1	1
Exercise price		$ 11.5		$ 11.5	$ 11.5
Spring Valley Acquisition III | Private Placement Warrants | Private placement | Underwriters
PRIVATE PLACEMENT
Number of warrants issued	2,555,556
Price per warrant issued	$ 0.9
Proceeds from issuance of SIF Warrants (note 11)	$ 2,300,000
Spring Valley Acquisition III | Sponsor | Private Placement Warrants
PRIVATE PLACEMENT
Number of warrants issued	4,490,555
Spring Valley Acquisition III | Sponsor | Private Placement Warrants | Private placement
PRIVATE PLACEMENT
Number of warrants issued	4,490,555
Price per warrant issued	$ 0.9
Proceeds from issuance of SIF Warrants (note 11)	$ 4,041,500